Condensed Interim Consolidated Statements of Changes in Shareholders' Deficiency - USD ($)	1 Months Ended		3 Months Ended			12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Balance	$ (52,135,365)	$ (26,367,162)	$ (52,135,365)		$ (26,367,162)	$ (26,367,162)	$ (26,176,943)
Stock-based compensation			184,561			873,076	1,458,946
Compensation options							111,971
Shares issued for interest payable			795,151			2,427,565	2,784,149
Shares issued for DSUs vested			83,802			83,802
Shares issued for RSUs vested
Shares issued for warrant exercise							907,090
Special warrant shares issued for $0.15 CAD							7,425,377
OCI			2,032,542			(3,811,023)	554,787
Net (loss) for the period			(6,346,213)		(5,582,036)	(25,341,623)	(13,432,539)
Balance			(55,275,351)	$ (52,135,365)		(52,135,365)	(26,367,162)
Shares issued for services			193,973
Common Stock [Member]
Balance	$ 348	$ 321	$ 348		$ 321	$ 321	$ 228
Balance, shares	349,698,625	322,661,482	349,698,625		322,661,482	322,661,482	229,501,661
Stock-based compensation
Shares issued for interest payable			$ 7			$ 24	$ 25
Shares issued for interest payable, shares	7,119,049		7,392,859			23,619,707	25,300,209
Shares issued for DSUs vested			$ 1			$ 1
Shares issued for DSUs vested, shares			750,000			750,000
Shares issued for RSUs vested			$ 1			$ 2	$ 6
Shares issued for RSUs vested, shares			672,450			2,667,436	5,809,218
Shares issued for warrant exercise							$ 10
Shares issued for warrant exercise, shares							10,416,667
Special warrant shares issued for $0.15 CAD							$ 52
Special warrant shares issued for $0.15 CAD, shares							51,633,727
OCI
Net (loss) for the period
Balance			$ 358	$ 348		$ 348	$ 321
Balance, shares			359,438,769	349,698,625		349,698,625	322,661,482
Shares issued for services			$ 2
Shares issued for services, shares		7,392,859	1,674,835	621,500
Additional Paid-in Capital [Member]
Balance	$ 61,233,369	$ 57,848,953	$ 61,233,369		$ 57,848,953	$ 57,848,953	$ 45,161,513
Stock-based compensation			184,561			873,076	1,458,946
Compensation options							111,971
Shares issued for interest payable			795,144			2,427,541	2,784,124
Shares issued for DSUs vested			83,801			83,801
Shares issued for RSUs vested			(1)			(2)	(6)
Shares issued for warrant exercise							907,080
Special warrant shares issued for $0.15 CAD							7,425,325
OCI
Net (loss) for the period
Balance			62,407,044	$ 61,233,369		61,233,369	57,848,953
Shares issued for services			193,971
AOCI Attributable to Parent [Member]
Balance	(3,002,361)	808,662	(3,002,361)		808,662	808,662	253,875
Stock-based compensation
Compensation options
Shares issued for interest payable
Shares issued for DSUs vested
Shares issued for RSUs vested
Shares issued for warrant exercise
Special warrant shares issued for $0.15 CAD
OCI			2,032,542			(3,811,023)	554,787
Net (loss) for the period
Balance			(969,819)	(3,002,361)		(3,002,361)	808,662
Shares issued for services
Retained Earnings [Member]
Balance	$ (110,366,721)	$ (85,025,098)	(110,366,721)		$ (85,025,098)	(85,025,098)	(71,592,559)
Stock-based compensation
Compensation options
Shares issued for interest payable
Shares issued for DSUs vested
Shares issued for RSUs vested
Shares issued for warrant exercise
Special warrant shares issued for $0.15 CAD
OCI
Net (loss) for the period			(6,346,213)			(25,341,623)	(13,432,539)
Balance			(116,712,934)	$ (110,366,721)		$ (110,366,721)	$ (85,025,098)
Shares issued for services